Contract Liabilities - Summary of Contract With Customer Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current liabilities
Contract with customer, liability, current	$ 70,017	$ 37,727
Non-current liabilities
Contract with customer, liability, noncurrent	2,776	2,231
Total contract liabilities	72,793	39,958
Customer advance deposits [Member]
Current liabilities
Contract with customer, liability, current	65,217	33,508
Non-current liabilities
Contract with customer, liability, noncurrent	1,357	847
Unearned revenue [Member]
Current liabilities
Contract with customer, liability, current	4,800	4,219
Non-current liabilities
Contract with customer, liability, noncurrent	$ 1,419	$ 1,384